Shareholder Fees	Mar. 30, 2026 USD ($)
Saturna Growth Fund | Investor Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Saturna Growth Fund | Z Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Saturna International Fund | Investor Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Saturna International Fund | Z Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Saturna Core Fund | Saturna Core Fund Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Saturna Global Sustainable Bond Fund | Saturna Global Sustainable Bond Fund Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0